Summary of Counterparty Credit Exposure by Counterparty Credit Rating (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Entity		Dec. 31, 2012 Entity
Counterparty Credit Concentration Risk [Line Items]
Number of counter -parties	5		5
Notional Amount	$ 40,100	[1]	$ 100,400	[1]
Credit exposure	1,076	[1]	306	[1]
Exposure, net of collateral	1,076	[1]	306	[1]
A+
Counterparty Credit Concentration Risk [Line Items]
Number of counter -parties	1	[2]	1	[2]
Notional Amount	21,700	[1],[2]	18,800	[1],[2]
Credit exposure	624	[1],[2]	209	[1],[2]
Exposure, net of collateral	624	[1],[2]	209	[1],[2]
A
Counterparty Credit Concentration Risk [Line Items]
Number of counter -parties	2	[2]	1	[2]
Notional Amount	10,700	[1],[2]	7,900	[1],[2]
Credit exposure	227	[1],[2]	45	[1],[2]
Exposure, net of collateral	227	[1],[2]	45	[1],[2]
A-
Counterparty Credit Concentration Risk [Line Items]
Number of counter -parties			2	[2]
Notional Amount			68,700	[1],[2]
Credit exposure			21	[1],[2]
Exposure, net of collateral			21	[1],[2]
BBB+
Counterparty Credit Concentration Risk [Line Items]
Number of counter -parties	1	[2]	1	[2]
Notional Amount	2,700	[1],[2]	5,000	[1],[2]
Credit exposure	156	[1],[2]	31	[1],[2]
Exposure, net of collateral	156	[1],[2]	31	[1],[2]
BBB
Counterparty Credit Concentration Risk [Line Items]
Number of counter -parties	1	[2]
Notional Amount	5,000	[1],[2]
Credit exposure	69	[1],[2]
Exposure, net of collateral	$ 69	[1],[2]

[1]	Only OTC derivatives with a net positive fair value are included for each counterparty.
[2]	Rating is the lower of S&P or Moody's ratings.